SCHEDULE OF LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations		$ (2,102,016)	$ (10,823,577)
Net loss from discontinued operations		(3,468,430)	(19,289,927)	(7,446,001)
Net loss		$ (5,570,446)	$ (30,113,504)	$ (7,446,001)
Net loss per share from continuing operations, basic		$ (54.03)	$ (303.42)
Net loss per share from continuing operations, diluted		(54.03)	(303.42)
Net loss per share from discontinued operations, basic		(89.15)	(540.77)	(211.79)
Net loss per share from discontinued operations, diluted		(89.15)	(540.77)	(211.79)
Basic		(143.18)	(844.19)	(211.79)
Diluted		$ (143.18)	$ (844.19)	$ (211.79)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding, diluted	[1]	38,906	35,672	35,158
Weighted average shares outstanding, basic	[1]	38,906	35,672	35,158
Basic	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Diluted	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding, diluted	[1]	38,906	35,672	35,158
Weighted average shares outstanding, basic	[1]	38,906	35,672	35,158
Basic	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Diluted	[1]	$ (143.18)	$ (844.19)	$ (211.79)

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.